CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 230	$ 1,649	$ 3,349
Trade accounts receivable	58,356	74,086	57,669
Accounts Receivable, Related Parties	8,882	11,325	0
Prepaid expenses	2,423	3,073	3,061
Other current assets	750	1,813	5,105
Total current assets	70,641	91,946	69,184
Property, plant and equipment, net	1,060,633	1,058,570	575,795
Intangible assets, net	1,497	1,511	1,568
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	145,675	147,098	0
Other assets	16,275	17,189	5,768
Total assets	1,294,721	1,316,314	652,315
Current liabilities:
Accounts payable and accrued liabilities	79,748	116,842	62,451
Due to Affiliate, Current	3,803	12,856	0
Other Long-term Debt, Current	4,500	4,500	0
Other current liabilities	15,139	12,773	5,344
Total current liabilities	103,190	146,971	67,795
Long-term debt		471,129	267,300
Other non-current liabilities	1,392	1,110	1,692
Total liabilities	609,674	$ 619,210	$ 336,787
Commitments and contingencies
Partners' capital:
Accumulated other comprehensive loss	88,776	$ 77,320	$ 0
Partners' capital:
Total partners' capital	685,047	697,104	275,024
Liabilities, preferred units, partners' capital and members' equity:
Total liabilities, preferred units and partners' capital	1,294,721	1,316,314	652,315
Common Units
Partners' capital:
Total partners' capital	243,464	259,735	169,141
Class B Convertible Units [Member]
Partners' capital:
Total partners' capital	299,426	298,833	0
Subordinated Limited Partners [Member]
Partners' capital:
Total partners' capital	41,628	48,831	99,726
General Partner Units [Member]
Partners' capital:
General Partner interest	11,753	12,385	6,367
Partners' capital:
Total partners' capital	$ 11,753	12,385	6,367
Accumulated Other Comprehensive Income (Loss) [Member]
Partners' capital:
Accumulated other comprehensive loss		0	(210)
Series A Convertible Preferred Units [Member]
Preferred units of Southcross Energy LLC:
Series A convertible preferred units (1,769,915 units issued and outstanding as of December 31, 2013)		$ 0	$ 40,504